Common Shares and Treasury Stock - Additional Information (Detail) - $ / shares	May 31, 2026	May 31, 2025
Class of Stock [Line Items]
Common stock shares authorized	3,000,000,000	3,000,000,000
Common shares, par value	$ 0.001	$ 0.001
Previously Reported [Member]
Class of Stock [Line Items]
Common stock shares authorized	3,000,000,000	3,000,000,000
Common shares, par value	$ 0.001	$ 0.001